UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:4/30/07

Item 1.  Schedule of Investments.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 ( Unaudited)
Shares	COMMON STOCKS - 50.67%	Market Value
	Advertising - 2.30%
2,000	Getty Images, Inc. * #	$ 104,000

	Aerospace/Defense - 6.11%
1,000	Honeywell International, Inc. #	54,180
3,300	United Technologies Corp. #	221,529
		275,709
	Airlines - 1.97%
3,000	Alaska Air Group, Inc. *	88,800

	Computers - 3.36%
3,600	Hewlett Packard Co. #	151,704

	Diversified Financial Services - 0.72%
4,000	Labranche & Co., Inc. *	32,560

	Energy - Alternate Sources - 1.34%
10,000	Evergreen Energy, Inc. *	60,300

	Food Products - 1.79%
2,781	Tootsie Roll Industries, Inc.	80,621

	Machinery - 2.15%
1,000	Caterpillar, Inc. #	72,620
4,000	Presstek, Inc. *	24,400
		97,020
	Minerals - 1.56%
2,000	Natural Resource Partners LP	70,560

	Mining - 10.60%
6,000	Arch Coal, Inc. #	216,420
1,500	Freeport-Moran Copper & Gold, Inc.	100,740
7,000	Ivanhoe Mines, Ltd. *	87,010
15,606	National Coal Corp. *	74,128
		478,298
	Miscellaneous Manufacturers - 2.65%
1,800	Tyco International Ltd.	58,734
2,500	Barnes Group, Inc.	60,750
		119,484
	Oil & Gas - 5.35%
2,000	Duncan Energy Partners L.P.	56,900
5,000	McMoran Exploration Company *	64,450
1,000	Permian Basin Royalty Trust	14,200
3,300	San Juan Basin Royalty Trust	105,996
		241,546

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited) (Continued)
Shares		Market Value
	Pipelines - 6.20%
3,000	Eagle Rock Energy Partners LP.	$ 70,410
7,100	The Williams Companies, Inc. #	209,450
		279,860
	Retail - 1.27%
300	Sears Holding Corp. * #	57,273

	Software - 1.12%
2,500	DivX, Inc. *	50,400

	Telecommunication Equipment - 1.48%
1,000	Alcatel-Lucent ADR	13,250
2,000	Cisco Systems, Inc. *#	53,480
		66,730
	Utilities - Water - 0.70%
1,226	Consolidated Water Co., Inc.	31,766

	TOTAL COMMON STOCKS (Cost $2,348,236)	2,286,631

Principal
Amount	U.S. GOVERNMENT AGENCY - 45.90%

	Federal Home Loan Mortgage Company - 1.40%
$ 72,969	4.51%^, 03/15/34	63,013

	Government National Mortgage Association - 44.50%
875	6.50%, 06/15/2023	902
368,274	6.50%, 03/15/2024	379,621
338,763	6.50%, 07/15/2024	349,183
482,243	6.50%, 09/15/2032	498,031
133,955	6.50%, 01/20/2034	137,925
164,686	6.75%, 01/15/2028	171,562
264,158	7.00%, 06/15/2029	277,329
3,393	7.00%, 11/15/2026	3,563
3,297	7.00%, 09/15/2027	3,462
2,256	7.00%, 07/15/2023	2,366
1,133	7.00%, 11/15/2029	1,189
1,635	7.00%, 04/15/2031	1,716
163,618	7.00%, 06/15/2031	171,772
15	7.50%, 07/15/2007	15
190	7.50%, 05/15/2017	198
1,576	7.50%, 03/15/2024	1,652
221	8.00%, 06/15/2017	233
762	8.00%, 12/15/2021	809
832	8.00%, 02/15/2022	884
49	9.50%, 08/15/2009	50
100	9.50%, 03/15/2020	109
268	9.50%, 03/15/2020	297
615	10.50%, 01/15/2016	689
253	10.50%, 03/15/2016	283

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited) (Continued)
Principal	Government National Mortgage
Amount	Association- 42.10%, Continued	Market Value
$ 54	10.50%, 11/20/2018	$ 61
136	10.50%, 5/20/2019	153
221	11.00%, 03/15/2010	240
230	11.00%, 09/15/2010	248
631	11.00%, 09/15/2010	676
51	11.00%, 09/15/2015	57
281	11.00%, 09/15/2015	314
237	11.00%, 11/15/2015	265
115	11.00%, 08/20/2019	128
1,205	11.00%, 11/20/2019	1,355
761	11.00%, 08/20/2020	856
		2,008,193

	TOTAL U.S. GOVERNMENT AGENCY (Cost $2,104,724)	2,071,206

	CORPORATE BONDS - 4.24%

	Chemicals - 4.24%
189,000	Lyondell Chemical Co., 10.875%, 05/01/2009	191,363

	TOTAL CORPORATE BONDS (Cost $193,403)	191,363

CALL OPTIONS PURCHASED - 0.54%
Contracts*	Underlying Security/Expiration Date/Exercise Price
150	Ivanhoe Mines, Ltd. *
	Expiration June 2007, Exercise Price $12.5	14,250
15	Marathon Oil Corp.
	Expiration July 2007, Exercise Price $105.00	6,000
75	McMoran Exploration Company *
	Expiration August 2007, Exercise Price $15.00	4,313

	Total Call Options Purchased (Proceeds $37,370)	24,563

Shares	SHORT-TERM INVESTMENTS- 1.93%	Market Value
87,073	Bank of New York Hamilton Fund, Premier Shares, 4.93%^	87,073

	TOTAL SHORT-TERM INVESTMENTS (Cost $87,073)	87,073

	Total Investments in Securities
	(Cost $4,770,806) - 103.28%	4,660,836
	Call Options Written - (1.82)%	(82,383)
	Cash and Other Assets in Excess of Liabilities - (1.46)%	(65,862)
	Net Assets - 100.00%	$ 4,512,591

* Non-income producing security.
# Security is subject to written call option.
^ Variable rate security. Rate shown is the rate in effect on April 30, 2007.
ADR-American Depository Receipt.

At April 30, 2007, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 189,450
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(299,420)
Net unrealized depreciation		$ (109,970)

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF CALL OPTIONS WRITTEN- April 30, 2007 (Unaudited) (Continued)
Contracts*	Underlying Security/Expiration Date/Exercise Price	Market Value
60	Arch Coal, Inc.
	Expiration January 2008, Exercise Price $42.50	$ 13,950
10	Caterpillar, Inc.
	Expiration August 2007, Exercise Price $62.50	11,400
20	Cisco Systems, Inc. *
	Expiration October 2007, Exercise Price $27.50	3,900
20	Getty Images, Inc.*
	Expiration October 2007, Exercise Price $55.00	6,600
10	Honeywell International, Inc.
	Expiration June 2007, Exercise Price $45.00	10,000
36	Hewlett Packard Co. *
	Expiration August 2007, Exercise Price $42.5	8,280
3	Sears Holding Corp. *
	Expiration June 2007, Exercise Price $185.00	3,393
33	United Technologies Corp. *
	Expiration November 2007, Exercise Price $70.00	9,240
71	The Williams Companies, Inc. *
	Expiration November 2007, Exercise Price $30.00	15,620
	Total Call Options Written (Proceeds $45,448)	$ 82,383

*Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By    */s/ Andrew Rogers

       Andrew Rogers, President

Date

6/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     */s/ Andrew Rogers

        Andrew Rogers, President

Date

6/28/07

By     */s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/28/07